Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 19, 2016	Mar. 31, 2015
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Growth Allocation Fund Service Shares
Account Value		$ 21,086	$ 20,075	$ 16,122	$ 17,858	$ 16,974	$ 10,723	$ 12,102		$ 11,909	$ 10,425	$ 9,233		$ 10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Allocation Fund Service Shares
Account Value		$ 14,779	13,841	12,537	13,248	12,910	10,442	10,764		10,409	9,787	9,282		10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Tactical Allocation Fund Service Shares
Account Value		$ 18,800	17,974	14,323	14,755	13,370	11,149	11,716		11,164	10,043	9,126		10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Absolute Return Allocation Fund Service Shares
Account Value		$ 12,450	11,806	11,264	11,807	12,151	11,221	11,345		11,039	10,833	9,971		10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Multi-Asset Income Allocation Fund Service Shares
Account Value		$ 14,623	13,584	12,331	13,239	12,843	10,007	11,436		10,979	10,554	9,751		10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Flexible Income Allocation Fund Service Shares
Account Value		$ 12,627	12,023	11,537	12,446	12,748	11,041	10,754		10,544	10,196	9,925		10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Managed Futures Strategy Fund Service Shares
Account Value		$ 11,141	13,418	12,507	11,904	10,185	9,189	8,053		8,705	8,796	9,730	$ 10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Income Fund
Account Value		$ 11,229	10,745	10,254	10,185	10,298	10,221	10,137	$ 10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Income Fund
Account Value		$ 10,373	9,773	9,409	10,032	10,624	10,338	10,097	10,000
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Growth and Income Fund
Account Value		$ 16,732	15,330	12,869	13,270	12,298	9,071	10,012	10,000
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253		12,846	11,128	9,619		10,000
S&P Target Risk Aggressive Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Account Value		$ 21,395	20,011	16,858	17,851	16,964	11,790	12,859		12,528	11,077	9,779		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829		10,364	10,241	10,196		10,000
S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Account Value		$ 15,202	14,347	13,173	13,816	13,888	11,858	11,713		11,256	10,602	10,012		10,000
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	11,475	10,880	10,603	10,597	10,575	10,364		10,148	10,042	10,008		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886		13,595	11,926	10,178		10,000
S&P 500 Daily Risk Control 10% Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Daily Risk Control 10% Index
Account Value		$ 22,833	21,699	17,600	17,924	16,378	14,121	13,865		13,396	11,020	9,632		10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Account Value		$ 10,623	10,308	10,258	11,158	11,921	11,390	10,931		10,973	10,258	10,457		10,000
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	11,475	10,880	10,603	10,597	10,575	10,364		10,148	10,042	10,008		10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Account Value		$ 10,623	10,308	10,258	11,158	11,921	11,390	10,931		10,973	10,258	10,457		10,000
Morningstar Multi-Asset High Income Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multi-Asset High Income Index
Account Value		$ 12,849	12,116	11,030	12,120	12,288	10,014	11,692		11,217	10,743	9,815		10,000
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253		12,846	11,128	9,619		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829		10,364	10,241	10,196		$ 10,000
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 34,213	31,941	24,710	27,049	23,918	14,742	16,189		14,868	13,075	11,047	10,000
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,070	11,472	10,877	10,600	10,594	10,572	10,360		10,145	10,038	10,005	10,000
SG Trend Index
Account Value [Line Items]
Line Graph and Table Measure Name		SG Trend Index
Account Value		$ 12,656	14,523	12,497	12,459	10,090	9,341	8,601		$ 8,745	$ 8,825	$ 9,783	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,241	10,718	10,539	11,069	11,548	11,467	10,526	10,000
Bloomberg U.S. Treasury 1-3 Years Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury 1-3 Years Bond Index
Account Value		$ 11,478	10,888	10,577	10,552	10,884	10,847	10,291	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,241	10,718	10,539	11,069	11,548	11,467	10,526	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index**
Account Value		$ 23,801	21,987	16,929	18,347	15,864	10,147	10,908	10,000
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index
Account Value		$ 18,268	$ 16,925	$ 14,546	$ 14,994	$ 13,456	$ 9,665	$ 11,092	$ 10,000

[1]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.